[LETTERHEAD OF CLIFFORD CHANCE US LLP]

March 26, 2019

VIA EDGAR

Karen Rossotto

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Aetos Long/Short Strategies Fund, LLC

      (the “Fund”) (File Nos. 333-216925 and 811-21058)

Dear Ms. Rossotto:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “Investment Company Act”), a copy of Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 16 to the Registration Statement.

If you have any questions concerning the foregoing, please call me at (212) 878-3180.

Best Regards,

/s/ Clifford R. Cone
Clifford R. Cone